Commitments and contingencies (Details) $ in Millions		12 Months Ended
	Oct. 01, 2016	Dec. 31, 2017 USD ($) drilling_unit	Dec. 31, 2016 drilling_unit	Jan. 31, 2015 drilling_unit
Loss Contingencies [Line Items]
Period for force majeure	60 days
Early termination fee (as percent)		60.00%
Damages sought by company | $		$ 278.0
Number of drilling units		11	11
Patent infringement
Loss Contingencies [Line Items]
Number of drilling units				2